CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS
Net Income of the Year	R$ 6,387,313	R$ 11,133,420	R$ 14,557,245
Other components of comprehensive income Items that will not be reclassified to the income
Financial instruments at fair value through OCI	67,593	597,223	56,754
Deferred Income Tax/Social Contribution	(20,417)	(201,704)	(19,296)
Actuarial gains or losses	(2,304,304)	(2,075,470)	(52,439)
Deferred Income Tax/Social Contribution on Net Income	(161,210)	(964,837)
Other components of comprehensive income Items that will not be reclassified to income	(2,095,918)	(715,114)	(14,981)
Other components of comprehensive income Items that may be reclassified to profit or loss
Cumulative Conversion Adjustments	90,061	12,824	208,656
Cash flow hedge adjustment	279	(1,439)	3,153
Share in comprehensive income of subsidiaries, affiliates and jointly controlled companies	(37,279)	(18,933)	(1,590,057)
Deferred Income Tax/Social Contribution on Net Income			(18,327)
Other components of comprehensive income Items that may be reclassified to income	53,061	(7,548)	(1,396,575)
Other components of the comprehensive income in the year	(2,042,857)	(722,662)	(1,411,556)
Total comprehensive income in the year	4,344,456	10,410,758	13,145,689
Portion attributed to controlling shareholders	4,295,831	10,472,375	13,056,518
Non-controlling portion	48,625	(61,617)	89,171
Total comprehensive income for the year	R$ 4,344,456	R$ 10,410,758	R$ 13,145,689